SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2012
SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Schedule I Condensed Financial Information of Registrant
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
THE HERTZ CORPORATION
PARENT COMPANY BALANCE SHEETS
(In Thousands of Dollars)

	December 31,
	2012	2011
ASSETS
Cash and cash equivalents	$24,602	$565,002
Restricted cash and cash equivalents	32,681	44,663
Receivables, less allowance for doubtful accounts	544,454	297,292
Due from Hertz affiliates	1,047,986	655,411
Inventories, at lower of cost or market	24,422	22,440
Prepaid expenses and other assets	2,570,539	2,088,579
Revenue earning equipment, net	104,207	167,304
Property and equipment, net	865,694	824,381
Investments in subsidiaries, net	6,964,916	4,413,289
Other intangible assets, net	74,606	94,682
Goodwill	106,210	100,221
Total assets	$12,360,317	$9,273,264
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz affiliates	$2,254,223	$1,251,347
Accounts payable	239,247	188,695
Accrued liabilities	605,680	607,673
Accrued taxes	54,357	54,559
Debt	6,190,040	4,434,274
Public liability and property damage	99,261	107,881
Total Liabilities	9,442,808	6,644,429
Stockholder's equity:
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding	—	—
Additional paid-in capital	3,509,998	3,473,625
Accumulated deficit	(565,597)	(816,376)
Accumulated other comprehensive loss	(26,892)	(28,414)
Total stockholder's equity	2,917,509	2,628,835
Total liabilities and stockholder's equity	$12,360,317	$9,273,264
The accompanying notes are an integral part of these financial statements.

SCHEDULE I (Continued)
THE HERTZ CORPORATION
PARENT COMPANY STATEMENTS OF OPERATIONS
(In Thousands of Dollars)

	Years ended December 31,
	2012	2011	2010
Revenues	$4,259,049	$4,068,310	$3,961,435
Expenses:
Direct operating	2,384,829	2,262,371	2,217,864
Depreciation of revenue earning equipment and lease charges	2,402,032	1,996,733	1,938,416
Selling, general and administrative	448,100	326,794	320,192
Interest expense, net of interest income	253,437	299,099	297,276
Other (income) expense, net	(10,656)	62,396	9,915
Total expenses	5,477,742	4,947,393	4,783,663
Loss before income taxes	(1,218,693)	(879,083)	(822,228)
Benefit for taxes on income	476,444	342,469	314,692
Equity in earnings of subsidiaries, net of tax	1,018,028	747,103	489,153
Net income (loss)	$275,779	$210,489	$(18,383)
The accompanying notes are an integral part of these financial statements.

SCHEDULE I (Continued)
THE HERTZ CORPORATION
PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME
(In Thousands of Dollars)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$275,779	$210,489	$(18,383)
Other comprehensive income (loss)	1,522	(66,237)	41,154
Comprehensive income	$277,301	$144,252	$22,771

The accompanying notes are an integral part of these financial statements.
SCHEDULE I (Continued)
THE HERTZ CORPORATION
PARENT COMPANY STATEMENTS OF STOCKHOLDERS' EQUITY
(In Thousands of Dollars, except share data)

	Common Stock		Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Equity
Balance at:	Shares	Amount
December 31, 2009	100	$—	$3,410,518	$(962,532)	$(3,331)	$2,444,655
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder				(18,383)		(18,383)
Dividends paid to Hertz Global Holdings, Inc.				(23,000)		(23,000)
Other comprehensive income					41,154	41,154
Stock-based employee compensation charges, net of tax			36,560			36,560
Excess tax benefits from exercise of stock options			(258)			(258)
Proceeds from employee stock purchase plan			3,774			3,774
Hertz Holdings common and phantom shares issued to Directors			1,425			1,425
December 31, 2010	100	—	3,452,019	(1,003,915)	37,823	2,485,927
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder				210,489		210,489
Dividends paid to Hertz Global Holdings, Inc.				(22,950)		(22,950)
Other comprehensive loss					(66,237)	(66,237)
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798			(15,287)			(15,287)
Stock-based employee compensation charges, net of tax of $0			31,093			31,093
Proceeds from employee stock purchase plan			4,208			4,208
Hertz Holdings common and phantom shares issued to Directors			1,592			1,592
December 31, 2011	100	—	3,473,625	(816,376)	(28,414)	2,628,835
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder				275,779		275,779
Dividends paid to Hertz Global Holdings, Inc.				(25,000)		(25,000)
Other comprehensive income					1,522	1,522
Stock-based employee compensation charges, net of tax of tax of $399			29,855			29,855
Proceeds from employee stock purchase plan			5,030			5,030
Hertz Holdings common and phantom shares issued to Directors			1,488			1,488
December 31, 2012	100	$—	$3,509,998	$(565,597)	$(26,892)	$2,917,509
The accompanying notes are an integral part of these financial statements.
SCHEDULE I (Continued)
THE HERTZ CORPORATION
PARENT COMPANY STATEMENTS OF CASH FLOWS
(In Thousands of Dollars)

	Years ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income (loss)	$275,779	$210,489	$(18,383)
Adjustments to reconcile net income (loss) to net cash provided by operating activities	1,401,869	790,108	355,438
Net cash provided by operating activities	1,677,648	1,000,597	337,055
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	11,981	(28,570))	19,932
Revenue earning equipment expenditures	(88,120)	(142,134))	(188,057)
Proceeds from disposal of revenue earning equipment	79,390	163,330	169,451
Property and equipment expenditures	(173,053)	(189,562))	(92,415)
Proceeds from disposal of property and equipment	67,370	23,952	4,311
Capital contributions to subsidiaries	(4,267,118)	(3,549,088))	(1,544,332)
Return of capital from subsidiaries	1,829,256	2,590,025	1,877,095
Acquisitions, net of cash acquired	(1,708,520)	(214,384))	(35)
Purchase of short-term investments, net	—	(32,891))	3,183
Net cash provided by (used in) investing activities	(4,248,814)	(1,379,322))	249,133
Cash flows from financing activities:
Proceeds from issuance of long‑term debt	2,210,000	2,455,309	1,209,866
Payment of long‑term debt	(650,407)	(3,596,295))	(73,342)
Short‑term borrowings:
Payments	(26,775)	(29,224))	(2,615)
Proceeds (payments) under the revolving lines of credit, net	220,000	(29,128))	(18,907)
Payment of dividends and return of capital	(25,000)	(22,950))	(23,000)
Proceeds from employee stock purchase plan	4,275	3,577	3,208
Loan to parent from Non-Guarantor	385,108	490,273	—
Loan with Hertz affiliate	(13,220)	(984))	(6,173)
Excess tax benefits from exercise of Stock options	—	—	(258)
Purchase of noncontrolling interest	(38,000)	—	—
Payment of financing costs	(35,215)	(81,229))	(29,111)
Net cash provided by (used in) financing activities	2,030,766	(810,651))	1,059,668
Net change in cash and cash equivalents during the period	(540,400)	(1,189,376))	1,645,856
Cash and cash equivalents at beginning of period	565,002	1,754,378	108,522
Cash and cash equivalents at end of period	$24,602	$565,002	$1,754,378

The accompanying notes are an integral part of these financial statements.
Background and Basis of Presentation
The accompanying condensed financial statements include only the accounts of The Hertz Corporation, or the “Company.” Investments in the Company's subsidiaries are accounted for under the equity method. These parent company financial statements have been prepared in accordance with Rule 12‑04 of Regulation S-X, as restricted net assets of the Company's subsidiaries exceed 25% of the Company's consolidated net assets as of December 31, 2012.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted since this information is included in the Company's annual consolidated financial statements included in this Annual Report under the caption “Item 8—Financial Statements and Supplementary Data.”
Commitments and Contingencies
The following table details the contractual cash obligations of the Company for debt, related interest payable and tax liability for uncertain tax positions and related interest as of December 31, 2012 (in millions of dollars):

	Total	2013	2014	2015	2016	2017	Thereafter
Debt	$6,186.7	$383.7	$42.7	$21.6	$21.6	$21.5	$5,695.6
Interest	2,241.1	341.4	338.0	334.9	326.5	324.4	575.9
Uncertain tax positions liability and interest	1.2	1.2	—	—	—	—	—
Total	$8,429.0	$726.3	$380.7	$356.5	$348.1	$345.9	$6,271.5
The following table details the contractual cash obligations of the Company for operating leases and purchase obligations as of December 31, 2012 (in millions of dollars):

	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Operating leases and concession agreements	$1,309.1	$295.3	$367.6	$180.6	$465.6
Purchase obligations	4,129.1	4,072.3	52.9	3.9	—
Total	$5,438.2	$4,367.6	$420.5	$184.5	$465.6
Distribution of Equity
The following table details distributions of equity received by the Company from its subsidiaries during 2012, 2011 and 2010 (in millions of dollars):

	2012	2011	2010
Distribution of Equity	$2,604.6	$3,143.4	$2,256.7